Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Leases Certain Assets Under Lease Agreements	The Company leases certain assets under lease agreements.
	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost
Balances as of December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Additions	-	370,011	51,675	587,951	1,009,637
Effects of currency translation	(922)	(13,992)	(2,575)	(28,814)	(46,303)
Balances at September 30, 2023	$63,304	$718,989	$143,108	$1,594,337	$2,519,738

Accumulated amortization
Balances as of December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709
Amortization	9,060	152,755	37,878	166,486	366,179
Effects of currency translation	(512)	(4,742)	(1,216)	(7,657)	(14,127)
Balances at September 30, 2023	$29,255	$225,851	$58,771	$416,884	$730,761

Net book value
December 31, 2022	$43,519	$285,132	$71,899	$777,145	$1,177,695
September 30, 2023	$34,049	$493,138	$84,337	$1,177,453	$1,788,977

Schedule of Future Lease Payments	The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments was measured using an incremental borrowing rate of 10% per annum as of January 1, 2022 and January 1, 2023.
Total
Balance as of December 31, 2022	$1,244,470
Additions	1,009,637
Interest expenses	141,097
Lease payments	(458,534)
Effects of currency translation	(34,291)
As of September 30, 2023	$1,902,379

Schedule of Lease Liabilities
Lease liabilities	September 30, 2023	December 31, 2022
Current portion	$474,011	$285,354
Long-term portion	1,428,368	959,116
Total lease liabilities	$1,902,379	$1,244,470

Schedule of Committed to Minimum Lease Payments	On September 30, 2023, the Company was committed to minimum lease payments as follows:
Maturity analysis	September 30, 2023
Remaining of 2023	$174,452
2024	622,666
2025	529,912
2026	353,897
2027	225,147
Thereafter	504,663
Total undiscounted lease liabilities	$2,410,737
Amount representing implicit interest	(508,358)
Lease obligations	$1,902,379